Mortgage Servicing Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights, Net [Abstract]
Summary of mortgage servicing activity

(Dollars in thousands)	2012	2011
Mortgage servicing rights:
Balance, beginning of year	$1,485	1,586
Originations	979	461
Amortization	(732)	(562)

Balance, end of year	1,732	1,485

Valuation reserve	0	0

Mortgage servicing rights, net	$1,732	1,485

Fair value of mortgage servicing rights	$2,126	1,878

Summary of the risk characteristics of the loans being serviced

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$201,486	4.58%	302	1,727
Original term 15 year fixed rate	118,951	3.66	145	1,408
Adjustable rate	319	3.52	302	6

Gross carrying amount of mortgage servicing rights and the associated accumulated amortization

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732

Total	$2,412	(680)	1,732

December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

Estimated future amortization expense for mortgage servicing rights

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2013	$396
2014	379
2015	351
2016	287
2017	183
Thereafter	136

$1,732